Provision for Legal and Administrative Claims - Schedule of Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	R$ 254,723	R$ 17,484
Constitution	29,674	274,864
Reversal	(6,524)	(18,557)
Reversal due to payment	(6,848)	(19,068)
Closing balance	271,025	254,723
Civil Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	20,239	8,256
Constitution	19,100	43,899
Reversal	(1,944)	(12,976)
Reversal due to payment	(6,848)	(18,940)
Closing balance	30,547	20,239
Labor Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	22,694	9,228
Constitution	5,533	19,175
Reversal	(4,580)	(5,581)
Reversal due to payment		(128)
Closing balance	23,647	22,694
Tax Claims [Member]
Schedule of Provision for Legal and Administrative Claims [Line Items]
Opening balance	211,790
Constitution	5,041	211,790
Reversal
Reversal due to payment
Closing balance	R$ 216,831	R$ 211,790